CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
NOTE F - CASH EQUIVALENTS

Cash equivalents of $23,664,318 and $12,772,584 as of March 31, 2015 and 2014, respectively, include money market accounts with interest rates ranging from 0.10% to 0.35% per annum.